Related party transactions (Details) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended
		Jun. 19, 2015	May. 17, 2013	Oct. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Nov. 04, 2014
Related Party Transaction [Line Items]
Management fee percentage							5.00%
Initial term of Management and administrative service agreement (in years)							5 years
Written notice period							90 days
Service fee percentage							5.00%
Bareboat charters	[1]				$ 122,000,000	$ 107,900,000	$ 240,500,000	$ 192,200,000
Total interest bearing debt					3,645,100,000		3,645,100,000		$ 3,303,900,000
Accretion of discount on deferred consideration							7,700,000	0
Outstanding principal					3,537,600,000		3,537,600,000		$ 3,571,800,000
Gain (loss) on derivative instruments, net, pretax	[1]				18,300,000	(27,800,000)	(33,600,000)	(77,000,000)
Gain on bargain purchase	[1]				39,600,000	0	$ 39,600,000	0
Period within which liability arises							3 years
US$109.5 vendor financing facility
Related Party Transaction [Line Items]
Interest rate added to variable rate basis (percent)			5.00%
Total interest bearing debt			$ 109,500,000
Variable rate basis on debt issuance			LIBOR
Seadrill and Subsidiaries
Related Party Transaction [Line Items]
Bareboat charters	[2]				500,000	3,000,000	$ 4,600,000	18,500,000
Accretion of discount on deferred consideration	[3]				3,200,000	0	7,700,000	0
Gain (loss) on derivative instruments, net, pretax	[4]				800,000	(20,800,000)	(7,100,000)	(39,800,000)
Nigerian Services Company
Related Party Transaction [Line Items]
Other revenues - Nigerian operations	[2]				2,300,000	0	7,000,000	0
Revolving Credit Facility | Credit Facility $300 Million | Seadrill Limited
Related Party Transaction [Line Items]
Maximum borrowing capacity				$ 300,000,000	100,000,000		100,000,000
Maturity period of debt (in years)				5 years
Interest rate added to variable rate basis (percent)				5.00%
Commitment fee on unused portion of credit facility (percent)				2.00%
Proceeds from related party debt							0
West Vela
Related Party Transaction [Line Items]
Business combination, mobilization payable, noncurrent										$ 61,700,000
Business combination, contingent consideration, liability, noncurrent										$ 49,500,000
Business combination, contingent consideration, mobilization payable, current					29,800,000		29,800,000
Business combination, contingent consideration, liability, current					31,600,000		31,600,000
West Polaris Acquisition
Related Party Transaction [Line Items]
Seller's credit, fair value		$ 44,600,000
Contingent consideration		95,300,000
Gain on bargain purchase		$ 39,600,000			39,600,000	$ 0	39,600,000	$ 0
Interest Rate Swap | Seadrill Limited | Seadrill Limited
Related Party Transaction [Line Items]
Outstanding principal					$ 672,600,000		$ 672,600,000
Interest Rate Swap | Seadrill Limited | Seadrill Limited | Minimum
Related Party Transaction [Line Items]
Pay rate, fixed rate (percentage)					1.10%		1.10%
Interest Rate Swap | Seadrill Limited | Seadrill Limited | Maximum
Related Party Transaction [Line Items]
Pay rate, fixed rate (percentage)					1.93%		1.93%

[1]	Includes transactions with related parties. Refer to Note 9 - Related Party Transactions.
[2]	Other revenues - Nigeria - The Company earns revenues within our Nigerian service company from Seadrill for certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Jupiter and West Saturn drilling rigs. For the six months ended June 30, 2015 the Company earned revenues from the Nigerian service company of $7.0 million. During the six months ended June 30, 2014 no comparative revenues were earned.
[3]	Deferred consideration to related party - On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. On the acquisition of the West Polaris in 2015 the Company recognized a seller's credit balance of $44.6 million and a long term contingent consideration balance of $95.3 million. As of June 30, 2015 the short-term portion of these balances relating to the West Vela and West Polaris are $29.8 million and $31.6 million respectively, which are presented within other related party payables on the balance sheet. During the six months ended June 30, 2015, the Company recognized accretion on the unwind of the discount of the contingent liabilities of $7.7 million.
[4]	Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill based on the Company’s debt as a percentage of Seadrill’s overall debt. Upon entering the Rig Financing Agreements with Seadrill, the costs and expenses have been incurred by the Company.